Loans (Allowance for Loan Losses by Portfolio Segment) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 3,741,271	$ 2,468,476
Provision for loan losses	750,000	1,800,000
Recoveries	93,575	235,058
Total allowance increase	4,584,846	4,503,534
Loans charged off	(475,386)	(762,263)
Ending Balance	4,109,461	3,741,271
Allowance allocated to loans individually evaluated for impairment with specific allocation	725,610	381,771
Allowance allocated to loans collectively evaluated for impairment	3,383,851	3,359,500
Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,123,068	1,748,122
Provision for loan losses	1,081,590	967,036
Recoveries	12,975	13,701
Total allowance increase	3,217,633	2,728,859
Loans charged off	(324,486)	(605,791)
Ending Balance	2,893,147	2,123,068
Allowance allocated to loans individually evaluated for impairment with specific allocation	615,489	175,117
Allowance allocated to loans collectively evaluated for impairment	2,277,658	1,947,951
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	922,310	417,198
Provision for loan losses	(87,981)	384,642
Recoveries	31,933	154,523
Total allowance increase	866,262	956,363
Loans charged off	(87,691)	(34,053)
Ending Balance	778,571	922,310
Allowance allocated to loans individually evaluated for impairment with specific allocation	110,121	136,654
Allowance allocated to loans collectively evaluated for impairment	668,450	785,656
Boats [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	565,240	294,723
Provision for loan losses	(271,065)	317,778
Total allowance increase	294,175	612,501
Loans charged off		(47,261)
Ending Balance	294,175	565,240
Allowance allocated to loans individually evaluated for impairment with specific allocation		70,000
Allowance allocated to loans collectively evaluated for impairment	294,175	495,240
Other Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	130,653	8,433
Provision for loan losses	27,456	130,544
Recoveries	48,667	66,834
Total allowance increase	206,776	205,811
Loans charged off	(63,208)	(75,158)
Ending Balance	143,568	130,653
Allowance allocated to loans collectively evaluated for impairment	$ 143,568	$ 130,653